Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale
Schedule of assets and liabilities classified as held for sale

2016
US$'000
ASSETS
Non-current assets
Property, plant and equipment	83,935
Deferred tax assets	1,948
Other non-current assets	582
Total non-current assets	86,465
Current assets
Inventories	32
Trade and other receivables	3,596
Current receivables from related parties	2,792
Other current assets	1
Cash and cash equivalents	51
Total current assets	6,472
Assets and disposal groups classified as held for sale	92,937
LIABILITIES
Non-current liabilities
Provisions	89
Obligations under finance leases	70,876
Other financial liabilities	5,576
Deferred tax liabilities	11,667
Total non-current liabilities	88,208
Current liabilities
Provisions	1,265
Obligations under finance leases	10,507
Payables to related parties	254
Trade and other payables	3,651
Other current liabilities	3,797
Total current liabilities	19,474
Liabilities associated with assets held for sale	107,682

Schedule of minimum lease payments

2016
US$'000
Within one year	10,507
Between one and five years	47,510
After five years	23,366
Total	81,383